Stock-Based Compensation (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jan. 25, 2022	Jun. 30, 2022
Disclosure of Share Based Payment Arrangements Text Block Abstract
Granted shares issued	260,000
Stock-based compensation expense	$ 238,914	$ 13,181
Ordinary shares issued		20,000